Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Balanced Index Fund - Investor Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Balanced Index Fund - Admiral Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Balanced Index Fund - Institutional Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Balanced Index Fund - Signal Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Managed Payout Growth Focus Fund - Investor Shares | Vanguard Managed Payout Growth Focus Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Vanguard Managed Payout Growth and Distribution Fu
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Vanguard Managed Payout Distribution Focus Fund
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	$ 640